Reporting Entity - Summary of Consolidated Subsidiaries (Parenthetical) (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Acquisition of non-controlling shareholders' interests in subsidiaries			₩ 245,362
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Cash contribution for capital increase in consolidated subsidiaries		₩ 2,831
Percentage of ownership	[1]	100.00%
LG Display (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership			80.00%
LG Display Guangzhou Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership			100.00%

[1]

(*) For the year ended December 31, 2025, the Parent Company contributed ~~W~~2,831 million in cash for the capital increase and recovery ~~W~~2,018 million of LG DISPLAY FUND I LLC. There was no change in the Parent Company’s percentage of ownership in LG DISPLAY FUND I LLC as a result of this additional investment.